Summary of Significant Accounting Polices (Details) - Schedule of property plant and equipment - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2008
Property, Plant and Equipment [Line Items]
Gross Property and Equipment	$ 607,012	$ 603,373	$ 603,373	$ 603,375
Less accumulated depreciation	(421,428)			(389,984)
Net Property and Equipment	185,584	213,391	258,206	213,391
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Property and Equipment	383,570	383,569	383,569	383,570
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Property and Equipment	66,491	62,854	62,854	62,854
Furniture [Member]
Property, Plant and Equipment [Line Items]
Gross Property and Equipment	29,810	29,810	29,810	29,810
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross Property and Equipment	26,725	26,725	26,725	26,725
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Gross Property and Equipment	64,277	64,276	64,276	64,277
Demo Units [Member]
Property, Plant and Equipment [Line Items]
Gross Property and Equipment	$ 36,139	$ 36,139	$ 36,139	$ 36,139